Commitments and pledges - Remaining instalments for the newbuilds vessels (Details) € in Thousands, $ in Millions	Jun. 30, 2024 EUR (€)	May 31, 2024 EUR (€)	May 31, 2024 USD ($)
Commitments and pledges
Contract amount	€ 2,235
Commitment amount	1,601
EUR
Commitments and pledges
Contract amount	519
Commitment amount	132
USD
Commitments and pledges
Contract amount	1,839
Commitment amount	1,572
P-Class
Commitments and pledges
Contract amount	584
Commitment amount	391
P-Class | EUR
Commitments and pledges
Contract amount	220
Commitment amount	27
P-Class | USD
Commitments and pledges
Contract amount	390
Commitment amount	390
M-Class
Commitments and pledges
Contract amount	608
Commitment amount	428
M-Class | USD
Commitments and pledges
Contract amount	655
Commitment amount	458
A-Class
Commitments and pledges
Contract amount	1,043	€ 373,000
Commitment amount	782
A-Class | EUR
Commitments and pledges
Contract amount	299	€ 94,000
Commitment amount	105
A-Class | USD
Commitments and pledges
Contract amount	794		$ 298
Commitment amount	€ 724